Equity (Details Textual) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended						0 Months Ended
	Dec. 18, 2013	Nov. 04, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Six Convertible Debt Holders [Member]	Dec. 31, 2013 One Convertible Debt Holders [Member]	Dec. 31, 2013 Consultant Officers And Directors [Member]	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Nov. 12, 2013 Stock Issued For Services [Member]	Aug. 15, 2013 Reverse Merger Acquisition [Member]
Equity [Textual]
Common stock, shares authorized			800,000,000	800,000,000
Common Stock, Shares, Issued			126,970	30,000
Common stock, shares outstanding			126,970	30,000
Fair Value Of Common Stock Per Share									$ 21,350
Common stock shares, Cancelled			57,000
Preferred stock, par value			$ 0.001
Preferred shares authorized			10,000,000
Preferred Stock, Shares Issued			2,500							2,500
Preferred Stock, Shares Outstanding			2,500
Collective voting right, Description
These preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the purchaser at the time of conversion. Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50% of the total outstanding voting power of the company.

Reverse stock split	1 for 200
Common stock, Voting rights			Each share of common stock shall have one (1) vote per share for all purpose subject to the voting rights of the Company's preferred shares
Stock issued during period for consulting services							11,872,817		875
Expenses									$ 21,350
Common stock new issues		67,500			177,662	32,700
Common stock new issues, Shares		2,762			3,000	5,000				75,000
Shares issued non-dilutable, Description		Shares issued are non-dilutable, up to 5% of the issued and outstanding capital stock of the Company.
Stock issued for cash non-dilutable, Shares			2,022
Consulting expense			$ (1,448,410)